Average Annual Total Returns - VY T Rowe Price Diversified Mid Cap Growth Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P MidCap 400® Index 1 Yr		Class ADV S&P MidCap 400® Index 5 Yrs		Class ADV S&P MidCap 400® Index 10 Yrs		Class ADV S&P MidCap 400® Index Since Inception	Class ADV Russell Midcap® Growth Index 1 Yr		Class ADV Russell Midcap® Growth Index 5 Yrs		Class ADV Russell Midcap® Growth Index 10 Yrs		Class ADV Russell Midcap® Growth Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P MidCap 400® Index 1 Yr		Class I S&P MidCap 400® Index 5 Yrs		Class I S&P MidCap 400® Index 10 Yrs		Class I S&P MidCap 400® Index Since Inception	Class I Russell Midcap® Growth Index 1 Yr		Class I Russell Midcap® Growth Index 5 Yrs		Class I Russell Midcap® Growth Index 10 Yrs		Class I Russell Midcap® Growth Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P MidCap 400® Index 1 Yr		Class R6 S&P MidCap 400® Index 5 Yrs		Class R6 S&P MidCap 400® Index 10 Yrs		Class R6 S&P MidCap 400® Index Since Inception	Class R6 Russell Midcap® Growth Index 1 Yr		Class R6 Russell Midcap® Growth Index 5 Yrs		Class R6 Russell Midcap® Growth Index 10 Yrs		Class R6 Russell Midcap® Growth Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P MidCap 400® Index 1 Yr		Class S S&P MidCap 400® Index 5 Yrs		Class S S&P MidCap 400® Index 10 Yrs		Class S S&P MidCap 400® Index Since Inception	Class S Russell Midcap® Growth Index 1 Yr		Class S Russell Midcap® Growth Index 5 Yrs		Class S Russell Midcap® Growth Index 10 Yrs		Class S Russell Midcap® Growth Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P MidCap 400® Index 1 Yr		Class S2 S&P MidCap 400® Index 5 Yrs		Class S2 S&P MidCap 400® Index 10 Yrs		Class S2 S&P MidCap 400® Index Since Inception	Class S2 Russell Midcap® Growth Index 1 Yr		Class S2 Russell Midcap® Growth Index 5 Yrs		Class S2 Russell Midcap® Growth Index 10 Yrs		Class S2 Russell Midcap® Growth Index Since Inception
Total	31.26%	18.02%	14.44%		Dec. 10, 2001	13.66%	[1]	12.35%	[1]	11.51%	[1]	[1]	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	31.84%	18.60%	15.00%		Dec. 10, 2001	13.66%	[1]	12.35%	[1]	11.51%	[1]	[1]	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	31.90%	18.65%	15.03%		May 03, 2016	13.66%	[1]	12.35%	[1]	11.51%	[1]	[1]	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	31.42%	18.30%	14.72%		Dec. 10, 2001	13.66%	[1]	12.35%	[1]	11.51%	[1]	[1]	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	31.40%	18.14%	14.56%		Feb. 27, 2009	13.66%	[1]	12.35%	[1]	11.51%	[1]	[1]	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.